UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 5619 Scotts Valley Drive
         Suite 140
         Scotts Valley, CA  95066

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian A. Krawez
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Brian A. Krawez     Scotts Valley, CA     August 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $1,421,332 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    35787   555098 SH       SOLE                   166128        0   388970
ADVANCE AUTO PARTS INC         COM              00751Y106    64979   952494 SH       SOLE                   315718        0   636776
AFLAC INC                      COM              001055102    62936  1477710 SH       SOLE                   493046        0   984664
APPLE INC                      COM              037833100    93823   160655 SH       SOLE                    51111        0   109544
BARRICK GOLD CORP              COM              067901108    60948  1622261 SH       SOLE                   599830        0  1022431
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    38898   466795 SH       SOLE                   167415        0   299380
CANADIAN NATL RY CO            COM              136375102    20752   245936 SH       SOLE                    29792        0   216144
CANADIAN PAC RY LTD            COM              13645T100    10664   145565 SH       SOLE                    42454        0   103111
CHEVRON CORP NEW               COM              166764100    63491   601806 SH       SOLE                   198998        0   402808
CME GROUP INC                  COM              12572Q105    36730   136995 SH       SOLE                    46879        0    90116
CVS CAREMARK CORPORATION       COM              126650100    69911  1496060 SH       SOLE                   481071        0  1014989
ETFS PLATINUM TR               SH BEN INT       26922V101      367     2575 SH       SOLE                        0        0     2575
EXXON MOBIL CORP               COM              30231G102      377     4400 SH       SOLE                        0        0     4400
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      383     8410 SH       SOLE                        0        0     8410
HALLIBURTON CO                 COM              406216101    30365  1069580 SH       SOLE                   337205        0   732375
INTERNATIONAL BUSINESS MACHS   COM              459200101    58456   298885 SH       SOLE                    90920        0   207965
JOHNSON & JOHNSON              COM              478160104    24914   368773 SH       SOLE                   117069        0   251704
KRAFT FOODS INC                CL A             50075N104    56652  1466900 SH       SOLE                   440346        0  1026554
LIFE TECHNOLOGIES CORP         COM              53217V109    37119   825043 SH       SOLE                   280877        0   544166
LOCKHEED MARTIN CORP           COM              539830109    67102   770576 SH       SOLE                   254641        0   515935
LOEWS CORP                     COM              540424108    37184   908930 SH       SOLE                   305398        0   603532
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    23248   519269 SH       SOLE                   134730        0   384539
MCDONALDS CORP                 COM              580135101    48965   553088 SH       SOLE                   151221        0   401867
MCKESSON CORP                  COM              58155Q103    72930   777917 SH       SOLE                   243548        0   534369
MICROSOFT CORP                 COM              594918104    80565  2633692 SH       SOLE                   881714        0  1751978
NOVARTIS A G                   SPONSORED ADR    66987V109    74311  1329354 SH       SOLE                   438938        0   890416
ORACLE CORP                    COM              68389X105    33547  1129534 SH       SOLE                   377182        0   752352
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      362     5375 SH       SOLE                        0        0     5375
SANOFI                         SPONSORED ADR    80105N105    67830  1795385 SH       SOLE                   619938        0  1175447
SCHLUMBERGER LTD               COM              806857108      325     5000 SH       SOLE                        0        0     5000
THERMO FISHER SCIENTIFIC INC   COM              883556102    42662   821836 SH       SOLE                   308388        0   513448
TOTAL S A                      SPONSORED ADR    89151E109    32853   730869 SH       SOLE                   258652        0   472217
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    71896  2551307 SH       SOLE                   926323        0  1624984